Document and Entity Information	Jan. 27, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	General Mills, Inc.
Amendment Flag	false
Entity Central Index Key	0000040704
Document Type	8-K
Document Period End Date	Jan. 27, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-01185
Entity Tax Identification Number	41-0274440
Entity Address, Address Line One	Number One General Mills Boulevard
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55426
City Area Code	(763)
Local Phone Number	764-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.10 par value
Trading Symbol	GIS
Security Exchange Name	NYSE
Two Point One Zero Zero Percent Notes Due 2020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.100% Notes due 2020
Trading Symbol	GIS20
Security Exchange Name	NYSE
One Point Zero Zero Zero Percent Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due 2023
Trading Symbol	GIS23A
Security Exchange Name	NYSE
Zero Point Four Five Zero Percent Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2026
Trading Symbol	GIS26
Security Exchange Name	NYSE
One Point Five Zero Zero Percent Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Notes due 2027
Trading Symbol	GIS27
Security Exchange Name	NYSE